Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Long-Term Debt
Schedule of carrying and fair values of the entity's debt facilities

	As of
	September 30, 2014		December 31, 2013
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value
	(In thousands)
6 5/8% Senior Notes due 2014 (1)	$900,000	$900,000	$1,000,000	$1,040,200
7 3/4% Senior Notes due 2015 (2)	650,001	673,564	750,000	813,750
7 1/8% Senior Notes due 2016	1,500,000	1,591,875	1,500,000	1,657,500
4 5/8% Senior Notes due 2017	900,000	918,099	900,000	946,962
4 1/4% Senior Notes due 2018	1,200,000	1,207,200	1,200,000	1,221,792
7 7/8% Senior Notes due 2019	1,400,000	1,589,000	1,400,000	1,603,000
5 1/8% Senior Notes due 2020	1,100,000	1,127,500	1,100,000	1,104,950
6 3/4% Senior Notes due 2021	2,000,000	2,146,260	2,000,000	2,122,500
5 7/8% Senior Notes due 2022	2,000,000	2,040,000	2,000,000	1,997,500
5 % Senior Notes due 2023	1,500,000	1,447,500	1,500,000	1,458,090
Mortgages and other notes payable (3)	14,892	14,892	59,313	59,313
Subtotal	13,164,893	$13,655,890	13,409,313	$14,025,557
Unamortized discounts, net	(16,142)		(19,198)
Capital lease obligations (4)	201,867	NA	219,902	NA
Total long-term debt and capital lease obligations (including current portion)	$13,350,618		$13,610,017

(1)     During the nine months ended September 30, 2014, we repurchased $100 million of our 6 5/8% Senior Notes due 2014 in open market trades.  The remaining balance of $900 million was redeemed on October 1, 2014 and is included in “Current portion of long-term debt and capital lease obligations” on our Condensed Consolidated Balance Sheets as of September 30, 2014.

(2)     During the nine months ended September 30, 2014, we repurchased $100 million of our 7 3/4% Senior Notes due 2015 in open market trades.  The remaining balance of $650 million matures on May 31, 2015 and is included in “Current portion of long-term debt and capital lease obligations” on our Condensed Consolidated Balance Sheets as of September 30, 2014.

(3)     On February 20, 2014, we entered into the Satellite and Tracking Stock Transaction, which resulted in a decrease in “Mortgages and other notes payable” of $44 million related to the in-orbit incentive obligations associated with the Transferred Satellites.  See Note 4 and Note 10 for further discussion.

(4)     Disclosure regarding fair value of capital leases is not required.

	As of December 31,
	2013		2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
7 % Senior Notes due 2013 (1)	—	—	500,000	521,875
6 5/8% Senior Notes due 2014 (2)	1,000,000	1,040,200	1,000,000	1,078,500
7 3/4% Senior Notes due 2015	750,000	813,750	750,000	844,725
7 1/8% Senior Notes due 2016	1,500,000	1,657,500	1,500,000	1,683,750
4 5/8% Senior Notes due 2017	900,000	946,962	900,000	940,500
4 1/4% Senior Notes due 2018	1,200,000	1,221,792	—	—
7 7/8% Senior Notes due 2019	1,400,000	1,603,000	1,400,000	1,669,500
5 1/8% Senior Notes due 2020	1,100,000	1,104,950	—	—
6 3/4% Senior Notes due 2021	2,000,000	2,122,500	2,000,000	2,280,000
5 7/8% Senior Notes due 2022	2,000,000	1,997,500	2,000,000	2,150,000
5 % Senior Notes due 2023	1,500,000	1,458,090	1,500,000	1,548,750
Mortgages and other notes payable	59,313	59,313	65,427	65,427
Subtotal	13,409,313	$14,025,557	11,615,427	$12,783,027
Capital lease obligations (3)	219,902	NA	248,304	NA
Total long-term debt and capital
lease obligations (including current portion)	$13,629,215		$11,863,731

(1)         During September 2013, we repurchased $49 million of our 7% Senior Notes due 2013 in open market transactions.  On October 1, 2013, we redeemed the remaining $451 million principal balance of our 7% Senior Notes due 2013.

(2)         Our 6 5/8% Senior Notes with an aggregate principal balance of $1.0 billion mature on October 1, 2014 and have been reclassified to “Current portion of long-term debt and capital lease obligations” on our Consolidated Balance Sheets as of December 31, 2013.

(3)         Disclosure regarding fair value of capital leases is not required.